Cover	Oct. 11, 2021
Cover [Abstract]
Entity Registrant Name	iCoreConnect, Inc.
Entity Central Index Key	0001408057
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 11, 2021
Entity Incorporation State Country Code	NV
Entity File Number	000-52765
Entity Tax Identification Number	13-4182867
Entity Address Address Line 1	13506 Summerport Parkway #160
Entity Address City Or Town	Windermere
Entity Address State Or Province	FL
Entity Address Postal Zip Code	34786
City Area Code	888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	810-7706